Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Future Minimum Rental Commitments for Operating Leases with Non-cancelable Terms
Future minimum rental commitments for operating leases with non-cancelable terms in excess of one year are as follows:

Minimum rental payments
(in thousands)
2015	43,122
2016	34,733
2017	24,096
2018	19,049
2019	14,000
Thereafter	54,824
Total	$189,824